SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Nov. 30, 2018	Aug. 31, 2018
Summary Of Significant Accounting Policies Tables Abstract
Property, Plant and Equipment, estimated useful lives	The estimated useful lives of depreciable assets are:
Estimated Useful Lives
Computer Equipment	3 years
Vehicle	5 years
The estimated useful lives of depreciable assets are:
Estimated Useful Lives
Computer Equipment	3 years

Property, Plant and Equipment

The Company’s property and equipment consisted of the following as of November 30, 2018 and August 31, 2018:

	November 30, 2018	August 31, 2018
Computer Equipment	$2,467	$2,467
Vehicle	2,977	-
Accumulated depreciation	(785)	(530)
Net book value	$4,659	$1,937

The Company’s property and equipment consisted of the following as of August 31, 2018 and August 31, 2017:

	August 31,
	2018	2017
Computer Equipment	$2,467	$-
Accumulated depreciation	(530)	-
Net book value	$1,937	$-